UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08671
Eaton Vance Advisers Senior Floating Rate
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	November 30
Date of Reporting Period	August 31, 2005

Item 1. Schedule of Investments

Eaton Vance Advisers Senior Floating-Rate Fund as of August 31, 2005 (Unaudited)

Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At August 31, 2005, the value of the Fund’s investment in the Portfolio was $94,709,336 and the Fund owned approximately 3.0% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Senior Debt Portfolio                                                                                                                          as of August 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 99.7% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.1%
	CACI International, Inc.
$5,036,250	Term Loan, 4.96%, Maturing May 3, 2011	$5,091,860
	DRS Technologies, Inc.
4,375,671	Term Loan, 5.47%, Maturing November 4, 2010	4,422,845
	Hexcel Corp.
3,239,559	Term Loan, 5.36%, Maturing March 1, 2012	3,280,727
	K&F Industries, Inc.
2,554,550	Term Loan, 6.16%, Maturing November 18, 2012	2,599,893
	Mid-Western Aircraft Systems
3,240,000	Term Loan, 5.96%, Maturing December 31, 2011	3,295,080
	Standard Aero Holdings, Inc.
2,786,657	Term Loan, 5.78%, Maturing August 24, 2012	2,826,715
	Transdigm, Inc.
2,468,750	Term Loan, 5.80%, Maturing July 22, 2010	2,508,867
	Vought Aircraft Industries, Inc.
1,000,000	Term Loan, 5.02%, Maturing December 22, 2010	1,016,000
3,289,447	Term Loan, 6.17%, Maturing December 22, 2011	3,347,697
	Wam Aquisition, S.A.
2,417,800	Term Loan, 6.36%, Maturing April 8, 2013	2,415,999
2,417,800	Term Loan, 6.86%, Maturing April 8, 2014	2,426,274
	Wyle Laboratories, Inc.
1,022,438	Term Loan, 6.46%, Maturing January 28, 2011	1,039,372
		$34,271,329
Air Transport — 0.3%
	United Airlines, Inc.
8,670,131	DIP Loan, 7.96%, Maturing December 31, 2005	8,767,670
		$8,767,670
Automotive — 5.3%
	Accuride Corp.
8,835,911	Term Loan, 5.65%, Maturing January 31, 2012	8,924,270
	Affina Group, Inc.
2,227,805	Term Loan, 6.40%, Maturing November 30, 2011	2,239,641
	Citation Corp.
5,991,530	Term Loan, 9.72%, Maturing May 23, 2009	6,032,722
	Collins & Aikman Products Co.
6,727,607	Term Loan, 7.94%, Maturing August 31, 2011	5,959,940
	CSA Acquisition Corp.
1,586,693	Term Loan, 5.50%, Maturing December 23, 2011	1,588,677
1,325,340	Term Loan, 5.50%, Maturing December 23, 2011	1,326,997
	Dayco Products, LLC
8,551,997	Term Loan, 6.43%, Maturing June 23, 2011	8,650,884

	Dura Operating Corp.
$1,933,000	Term Loan, 7.07%, Maturing May 3, 2011	$1,957,163
	Exide Technologies
1,892,293	Term Loan, 9.34%, Maturing May 5, 2010	1,863,909
1,892,293	Term Loan, 9.35%, Maturing May 5, 2010	1,901,755
	Federal-Mogul Corp.
3,731,418	Term Loan, 5.93%, Maturing December 31, 2005	3,505,668
6,000,000	Term Loan, 6.18%, Maturing December 31, 2005	5,649,000
15,351,062	Term Loan, 7.43%, Maturing December 31, 2005	15,389,439
11,852,057	Revolving Loan, 7.43%, Maturing December 31, 2005 (2)	11,896,502
	Goodyear Tire & Rubber Co.
7,500,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	7,471,875
1,175,000	Term Loan, 4.67%, Maturing April 30, 2010	1,191,156
10,605,000	Term Loan, 6.32%, Maturing April 30, 2010	10,748,920
	HLI Operating Co., Inc.
8,074,690	Term Loan, 6.85%, Maturing June 3, 2009	8,184,037
375,000	Term Loan, 8.92%, Maturing June 3, 2010	380,625
	Insurance Auto Auctions, Inc.
1,285,000	Term Loan, 6.45%, Maturing May 19, 2012	1,304,275
	Key Automotive Group
4,577,338	Term Loan, 6.66%, Maturing June 29, 2010	4,611,668
	Keystone Automotive Operations, Inc.
1,910,000	Term Loan, 5.80%, Maturing October 30, 2009	1,926,712
	Metaldyne Corp.
3,182,079	Term Loan, 8.02%, Maturing December 31, 2009	3,169,153
	Plastech Engineered Products, Inc.
984,945	Term Loan, 8.24%, Maturing March 31, 2010	957,366
	R.J. Tower Corp.
4,153,333	DIP Revolving Loan, 7.12%, Maturing February 2, 2007 (2)	4,145,546
	Safelite Glass Corp.
1,409,813	Term Loan, 8.50%, Maturing June 30, 2008	1,374,567
3,111,136	Term Loan, 9.00%, Maturing June 30, 2008	3,033,357
	Tenneco Automotive, Inc.
3,600,741	Term Loan, 6.08%, Maturing December 12, 2009	3,663,754
2,552,452	Term Loan, 5.76%, Maturing December 12, 2010	2,597,120
	TI Automotive, Ltd.
9,478,470	Term Loan, 6.91%, Maturing June 30, 2011	9,271,128
	Trimas Corp.
17,125,254	Term Loan, 6.90%, Maturing December 31, 2009	17,310,772
	TRW Automotive, Inc.
7,119,864	Term Loan, 5.25%, Maturing June 30, 2012	7,202,931
	United Components, Inc.
2,110,191	Term Loan, 6.26%, Maturing June 30, 2010	2,146,461
		$167,577,990

Beverage and Tobacco — 1.4%
	Alliance One International, Inc.
$2,862,825	Term Loan, 6.73%, Maturing May 13, 2010	$2,905,767
	Constellation Brands, Inc.
15,960,308	Term Loan, 5.30%, Maturing November 30, 2011	16,229,638
	Culligan International Co.
2,600,000	Term Loan, 6.07%, Maturing September 30, 2011	2,640,625
	National Dairy Holdings, L.P.
6,062,275	Term Loan, 5.67%, Maturing March 15, 2012	6,134,265
	National Distribution Company
2,750,000	Term Loan, 10.15%, Maturing June 22, 2010	2,756,875
	Southern Wine & Spirits of America
14,209,010	Term Loan, 4.99%, Maturing May 31, 2012	14,359,981
	Sunny Delight Beverages Co.
265,494	Term Loan, 7.95%, Maturing August 20, 2010	267,486
		$45,294,637
Building and Development — 8.3%
	401 North Wabash Venture, LLC
5,500,000	Term Loan, 7.44%, Maturing May 7, 2008 (2)	5,486,250
	Biomed Realty, L.P.
10,965,000	Term Loan, 5.76%, Maturing May 31, 2010	10,978,706
	Contech Construction Products, Inc.
1,937,730	Term Loan, 5.93%, Maturing December 7, 2010	1,970,429
	Custom Building Products, Inc.
847,875	Term Loan, 5.74%, Maturing October 29, 2011	854,764
	DMB/CHII, LLC
1,442,087	Term Loan, 6.06%, Maturing March 3, 2007	1,445,692
	Empire Hawkeye Partners, L.P.
6,800,000	Term Loan, 5.35%, Maturing December 1, 2009 (2)	6,808,500
	Formica Corp.
1,444,852	Term Loan, 8.61%, Maturing June 10, 2010	1,452,076
738,904	Term Loan, 8.61%, Maturing June 10, 2010	742,598
596,237	Term Loan, 8.61%, Maturing June 10, 2010	599,218
2,101,052	Term Loan, 8.62%, Maturing June 10, 2010	2,111,558
	FT-FIN Acquisition, LLC
4,495,606	Term Loan, 8.06%, Maturing November 17, 2007	4,506,845
	General Growth Properties, Inc.
948,716	Term Loan, 5.76%, Maturing November 12, 2007	956,384
32,445,555	Term Loan, 5.67%, Maturing November 12, 2008	32,865,984
	Hovstone Holdings, LLC
4,410,000	Term Loan, 5.94%, Maturing February 28, 2009	4,421,025
	Kyle Acquisition Group, LLC
1,786,350	Term Loan, 8.50%, Maturing July 20, 2008	1,810,912
1,653,950	Term Loan, 6.50%, Maturing July 20, 2010	1,676,692

	Landsource Communities, LLC
$9,721,000	Term Loan, 6.13%, Maturing March 31, 2010	$9,772,648
	LNR Property Corp.
2,333,083	Term Loan, 6.53%, Maturing February 3, 2008	2,334,542
15,503,125	Term Loan, 6.69%, Maturing February 3, 2008	15,673,381
	LNR Property Holdings
3,390,000	Term Loan, 8.19%, Maturing February 3, 2008	3,379,406
	MAAX Corp.
2,628,450	Term Loan, 6.28%, Maturing June 4, 2011	2,635,021
	Mueller Group, Inc.
2,825,000	Revolving Loan, 0.00%, Maturing April 23, 2011 (2)	2,814,406
12,118,029	Term Loan, 6.37%, Maturing April 23, 2011	12,224,061
	NCI Building Systems, Inc.
2,934,048	Term Loan, 5.43%, Maturing June 18, 2010	2,968,889
	Newkirk Master, L.P.
14,180,000	Term Loan, 5.57%, Maturing August 11, 2008	14,419,288
	Newkirk Tender Holdings, LLC
6,988,795	Term Loan, 8.17%, Maturing May 25, 2006	7,006,267
2,833,333	Term Loan, 9.67%, Maturing May 25, 2006	2,840,417
	Nortek, Inc.
6,796,350	Term Loan, 5.91%, Maturing August 27, 2011	6,886,966
	Panolam Industries Holdings, Inc.
3,152,706	Term Loan, 6.75%, Maturing December 3, 2010	3,176,351
	Ply Gem Industries, Inc.
2,272,169	Term Loan, 5.60%, Maturing February 12, 2011	2,289,211
619,020	Term Loan, 6.16%, Maturing February 12, 2011	623,663
4,212,612	Term Loan, 6.16%, Maturing February 12, 2011	4,244,206
	Shea Mountain House, LLC
1,500,000	Term Loan, 5.80%, Maturing May 11, 2010	1,514,063
	South Edge, LLC
1,925,000	Term Loan, 5.31%, Maturing October 31, 2007	1,933,822
4,475,000	Term Loan, 5.56%, Maturing October 31, 2009	4,516,022
	St. Marys Cement, Inc.
2,612,725	Term Loan, 5.49%, Maturing December 4, 2010	2,647,017
	Stile Acquisition Corp.
6,761,041	Term Loan, 5.66%, Maturing April 6, 2013	6,786,395
	Stile U.S. Acquisition Corp.
6,772,559	Term Loan, 5.66%, Maturing April 6, 2013	6,797,956
	Sugarloaf Mills, L.P.
2,850,000	Term Loan, 5.36%, Maturing April 7, 2007	2,864,250
5,400,000	Term Loan, 6.56%, Maturing April 7, 2007	5,400,000
	Sunstone Hotel Partnership, LLC
5,000,000	Revolving Loan, 7.50%, Maturing October 26, 2007 (2)	4,950,000
	Te/Tousa Senior, LLC
2,000,000	Revolving Loan, 0.00%, Maturing August 1, 2008 (2)	1,990,000
3,750,000	Term Loan, 6.56%, Maturing August 1, 2008	3,815,625

	The Macerich Partnership, L.P.
$7,300,000	Revolving Loan, 5.15%, Maturing April 25, 2006 (2)	$7,300,000
5,010,000	Term Loan, 5.24%, Maturing July 30, 2007	5,016,263
4,310,000	Term Loan, 5.17%, Maturing April 25, 2010	4,326,163
	The Woodlands Community Property Co.
4,707,000	Term Loan, 5.76%, Maturing November 30, 2007	4,736,419
1,157,000	Term Loan, 7.76%, Maturing November 30, 2007	1,174,355
	Tousa/Kolter, LLC
7,410,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	7,447,050
	Tower Financing, LLC
7,450,000	Term Loan, 7.16%, Maturing April 8, 2008	7,459,313
	Trustreet Properties, Inc.
3,150,000	Term Loan, 5.51%, Maturing April 8, 2010	3,179,531
	Whitehall Street Real Estate, L.P.
5,562,500	Term Loan, 7.42%, Maturing September 11, 2006 (3)	5,655,950
		$261,486,550
Business Equipment and Services — 4.2%
	Acco Brands Corp.
2,260,000	Term Loan, 5.33%, Maturing August 17, 2012	2,293,900
	Allied Security Holdings, LLC
3,245,458	Term Loan, 7.24%, Maturing June 30, 2010	3,302,254
	Baker & Taylor, Inc.
7,600,000	Revolving Loan, 5.46%, Maturing May 6, 2011 (2)	7,562,000
3,100,000	Term Loan, 10.48%, Maturing May 6, 2011	3,138,750
	Buhrmann US, Inc.
6,808,942	Term Loan, 6.06%, Maturing December 31, 2010	6,940,865
	DynCorp International, LLC
4,458,825	Term Loan, 6.06%, Maturing February 11, 2011	4,521,061
	Global Imaging Systems, Inc.
3,378,410	Term Loan, 4.97%, Maturing May 10, 2010	3,404,805
	Info USA, Inc.
2,162,500	Term Loan, 6.24%, Maturing June 9, 2010	2,167,906
	Iron Mountain, Inc.
16,475,500	Term Loan, 5.34%, Maturing April 2, 2011	16,635,115
9,657,227	Term Loan, 5.63%, Maturing April 2, 2011	9,764,364
	Language Line, Inc.
8,507,920	Term Loan, 7.90%, Maturing June 11, 2011	8,603,634
	Mitchell International, Inc.
1,232,685	Term Loan, 6.24%, Maturing August 13, 2011	1,252,716
992,481	Term Loan, 9.34%, Maturing August 15, 2012	1,002,406
	Protection One, Inc.
3,275,900	Term Loan, 6.76%, Maturing April 18, 2011	3,322,991
	Quintiles Transnational Corp.
3,962,977	Term Loan, 5.24%, Maturing September 25, 2009	3,972,885
	Sungard Data Systems, Inc.
45,610,000	Term Loan, 6.28%, Maturing February 11, 2013	46,288,449

	Transaction Network Services, Inc.
$4,074,787	Term Loan, 5.41%, Maturing May 4, 2012	$4,125,722
	Western Inventory Services
906,736	Term Loan, 6.47%, Maturing March 31, 2011	914,670
810,554	Term Loan, 6.48%, Maturing March 31, 2011	817,646
	Williams Scotsman, Inc.
2,570,000	Term Loan, 6.31%, Maturing June 27, 2010	2,603,731
		$132,635,870
Cable and Satellite Television — 4.8%
	Adelphia Communications Corp.
12,299,809	DIP Loan, 6.31%, Maturing March 31, 2006	12,330,559
	Atlantic Broadband Finance, LLC
5,854,353	Term Loan, 6.11%, Maturing September 1, 2011	5,964,122
	Bragg Communication, Inc.
3,375,900	Term Loan, 6.36%, Maturing August 31, 2011	3,415,989
	Bresnan Communications, LLC
4,500,000	Term Loan, 7.08%, Maturing September 30, 2010	4,581,000
	Canadian Cable Acquisition Co., Inc.
4,692,600	Term Loan, 6.49%, Maturing July 30, 2011	4,764,458
	Cebridge Connections, Inc.
4,814,063	Term Loan, 6.61%, Maturing February 23, 2009	4,844,150
	Charter Communications Operating, LLC
48,177,853	Term Loan, 6.93%, Maturing April 27, 2011	48,395,087
	EWT Elektro & Nachrichtentech
1,500,000	Term Loan, 5.11%, Maturing November 30, 2012	EUR 1,847,081
	Iesy Hessen GmbH and Co., KG
800,000	Term Loan, 4.88%, Maturing February 14, 2013	EUR 988,082
1,200,000	Term Loan, 5.38%, Maturing February 14, 2014	EUR 1,486,735
	Insight Midwest Holdings, LLC
16,498,750	Term Loan, 5.63%, Maturing December 31, 2009	16,743,146
	MCC Iowa, LLC
1,980,037	Term Loan, 5.44%, Maturing February 3, 2014	2,009,275
	Mediacom Illinois, LLC
8,000,000	Term Loan, 4.95%, Maturing September 30, 2012	7,979,288
6,069,500	Term Loan, 5.81%, Maturing March 31, 2013	6,167,183
	NTL, Inc.
7,950,000	Term Loan, 6.41%, Maturing April 13, 2012	8,018,235
	UGS Corp.
11,665,008	Term Loan, 5.67%, Maturing March 31, 2012	11,850,924
	UPC Broadband Holdings B.V.
9,580,000	Term Loan, 6.25%, Maturing September 30, 2012	9,684,029
		$151,069,343

Chemicals and Plastics — 5.1%
	Brenntag AG
$8,040,000	Term Loan, 6.81%, Maturing December 9, 2011	$8,141,843
	Carmeuse Lime, Inc.
2,216,938	Term Loan, 5.50%, Maturing May 2, 2011	2,233,565
	Celanese Holdings, LLC
15,164,222	Term Loan, 5.74%, Maturing April 6, 2011	15,458,029
	Gentek, Inc.
2,619,393	Term Loan, 6.26%, Maturing February 25, 2011	2,644,604
	Hercules, Inc.
2,765,000	Term Loan, 5.31%, Maturing October 8, 2010	2,805,093
	Hexion Specialty Chemicals, Inc.
607,274	Term Loan, 5.88%, Maturing May 31, 2012	617,142
3,501,882	Term Loan, 6.19%, Maturing May 31, 2012	3,558,787
2,535,845	Term Loan, 6.38%, Maturing May 31, 2012	2,577,053
	Huntsman International, LLC
2,500,000	Term Loan, 4.12%, Maturing August 16, 2012	EUR 3,113,058
16,750,000	Term Loan, 5.32%, Maturing August 16, 2012	16,996,024
	Innophos, Inc.
1,743,731	Term Loan, 5.78%, Maturing August 13, 2010	1,764,075
	Invista B.V.
12,784,765	Term Loan, 5.75%, Maturing April 29, 2011	13,000,508
5,546,883	Term Loan, 5.75%, Maturing April 29, 2011	5,640,487
	ISP Chemco, Inc.
5,431,250	Term Loan, 5.61%, Maturing March 27, 2011	5,499,141
	Kraton Polymer, LLC
5,366,630	Term Loan, 6.29%, Maturing December 23, 2010	5,458,871
	Mosaic Co.
7,226,888	Term Loan, 5.22%, Maturing February 21, 2012	7,328,519
	Nalco Co.
17,812,429	Term Loan, 5.65%, Maturing November 4, 2010	18,119,978
	Niagara Acquisition, Inc.
3,900,225	Term Loan, 5.50%, Maturing February 11, 2012	3,951,415
	Professional Paint, Inc.
1,506,312	Term Loan, 6.80%, Maturing September 30, 2011	1,532,673
	Rockwood Specialties Group, Inc.
14,263,325	Term Loan, 5.93%, Maturing December 10, 2012	14,527,796
	Solo Cup Co.
9,496,587	Term Loan, 5.68%, Maturing February 27, 2011	9,609,359
	TPG Spring Lux III S.A.R.L.
1,328,114	Term Loan, 4.85%, Maturing June 27, 2013	EUR 1,625,214
1,328,114	Term Loan, 5.35%, Maturing June 27, 2014	EUR 1,625,214
	TPG Spring UK, Ltd.
3,218,030	Term Loan, 4.85%, Maturing June 27, 2013	EUR 3,937,905
3,218,030	Term Loan, 5.35%, Maturing June 27, 2013	EUR 3,937,905

	Wellman, Inc.
$5,400,000	Term Loan, 7.71%, Maturing February 10, 2009	$5,510,252
		$161,214,510
Clothing/Textiles — 0.5%
	Joan Fabrics Corp.
591,033	Term Loan, 7.75%, Maturing June 30, 2006	480,214
	Propex Fabrics, Inc.
3,202,875	Term Loan, 5.74%, Maturing December 31, 2011	3,210,882
	SI Corp.
2,000,000	Revolving Loan, 0.00%, Maturing December 2, 2009 (2)	1,930,000
5,736,650	Term Loan, 7.49%, Maturing December 9, 2009	5,779,675
	St. John Knits International, Inc.
2,907,713	Term Loan, 6.00%, Maturing March 23, 2012	2,944,059
	The William Carter Co.
3,245,000	Term Loan, 5.71%, Maturing July 14, 2012	3,293,675
		$17,638,505
Conglomerates — 1.9%
	Amsted Industries, Inc.
11,125,913	Term Loan, 6.14%, Maturing October 15, 2010	11,297,441
	Blount, Inc.
3,416,129	Term Loan, 6.20%, Maturing August 9, 2010	3,475,911
	Euramax Europe B.V.
1,648,889	Term Loan, 4.86%, Maturing June 29, 2012	EUR 2,050,700
	Euramax International, Inc.
2,515,000	Term Loan, 6.13%, Maturing June 28, 2012	2,534,386
	Goodman Global Holdings, Inc.
4,358,100	Term Loan, 5.88%, Maturing December 23, 2011	4,424,836
	Johnson Diversity, Inc.
10,925,827	Term Loan, 5.45%, Maturing November 3, 2009	10,925,827
	Penn Engineering & Manufacturing Corp.
1,875,000	Term Loan, 5.97%, Maturing May 25, 2011	1,893,750
	Platinum 100, Ltd.
500,000	Term Loan, 7.73%, Maturing January 15, 2013	GBP 905,628
500,000	Term Loan, 8.23%, Maturing January 15, 2014	GBP 909,270
	Polymer Group, Inc.
7,186,667	Term Loan, 6.73%, Maturing April 27, 2010	7,327,403
1,000,000	Term Loan, 9.73%, Maturing April 27, 2011	1,023,333
	PP Acquisition Corp.
7,012,500	Term Loan, 5.92%, Maturing November 12, 2011	7,053,404
	Rexnord Corp.
3,189,719	Term Loan, 6.13%, Maturing December 31, 2011	3,239,558
4,526,706	Term Loan, 6.13%, Maturing December 31, 2011	4,597,436
		$61,658,883

Containers and Glass Products — 3.6%
	Berry Plastics Corp.
$10,057,662	Term Loan, 5.60%, Maturing June 30, 2010	$10,228,643
	BWAY Corp.
1,931,300	Term Loan, 6.00%, Maturing June 30, 2011	1,961,778
	Consolidated Container Holding, LLC
3,861,000	Term Loan, 6.69%, Maturing December 15, 2008	3,911,676
	Dr. Pepper/Seven Up Bottling Group, Inc.
8,424,930	Term Loan, 5.35%, Maturing December 19, 2010	8,557,623
	Graham Packaging Holdings Co.
15,173,750	Term Loan, 6.03%, Maturing October 7, 2011	15,436,134
	Graphic Packaging International, Inc.
24,551,358	Term Loan, 6.03%, Maturing August 8, 2009	24,981,007
	Impress Metal Packaging Holdings, B.V.
5,713,671	Term Loan, 6.03%, Maturing December 31, 2006	5,756,524
	IPG (US), Inc.
3,503,525	Term Loan, 5.72%, Maturing July 28, 2011	3,570,677
	Kranson Industries, Inc.
2,316,600	Term Loan, 6.24%, Maturing July 30, 2011	2,345,558
	Owens-Illinois, Inc.
4,015,544	Term Loan, 5.33%, Maturing April 1, 2007	4,050,680
2,168,179	Term Loan, 5.37%, Maturing April 1, 2007	2,191,666
5,000,000	Revolving Loan, 6.27%, Maturing April 1, 2007 (2)	4,998,440
2,000,000	Term Loan, 5.45%, Maturing April 1, 2008	2,021,250
	Smurfit-Stone Container Corp.
1,986,462	Term Loan, 5.34%, Maturing November 1, 2010	2,015,430
5,015,532	Term Loan, 5.44%, Maturing November 1, 2011	5,089,722
14,299,798	Term Loan, 5.50%, Maturing November 1, 2011	14,511,320
	U.S. Can Corp.
1,975,000	Term Loan, 7.65%, Maturing January 15, 2010	1,984,875
		$113,613,003
Cosmetics/Toiletries — 0.6%
	American Safety Razor Co.
1,656,675	Term Loan, 6.61%, Maturing February 28, 2012	1,677,383
	Church & Dwight Co., Inc.
9,824,873	Term Loan, 5.39%, Maturing May 30, 2011	9,939,500
	Prestige Brands, Inc.
6,445,919	Term Loan, 6.32%, Maturing April 7, 2011	6,507,690
	Revlon Consumer Products Corp.
2,187,500	Term Loan, 9.53%, Maturing July 9, 2010	2,266,114
		$20,390,687

Drugs — 0.6%
	Warner Chilcott Corp.
$4,485,847	Term Loan, 6.36%, Maturing January 18, 2012	$4,537,914
2,072,335	Term Loan, 6.36%, Maturing January 18, 2012	2,096,388
11,132,481	Term Loan, 6.41%, Maturing January 18, 2012	11,261,696
		$17,895,998
Ecological Services and Equipment — 1.1%
	Alderwoods Group, Inc.
1,999,442	Term Loan, 5.50%, Maturing September 29, 2009	2,029,434
	Allied Waste Industries, Inc.
4,964,558	Term Loan, 4.87%, Maturing January 15, 2010	5,015,236
13,006,825	Term Loan, 5.54%, Maturing January 15, 2012	13,138,376
	Envirocare of Utah, LLC
5,404,545	Term Loan, 6.11%, Maturing April 15, 2010	5,502,503
	Environmental Systems Products Holdings, Inc.
3,961,012	Term Loan, 7.12%, Maturing December 12, 2008	4,037,757
500,000	Term Loan, 13.70%, Maturing December 12, 2010	510,000
	Sensus Metering Systems, Inc.
3,684,402	Term Loan, 6.44%, Maturing December 17, 2010	3,728,921
552,660	Term Loan, 6.44%, Maturing December 17, 2010	559,338
		$34,521,565
Electronics/Electrical — 2.4%
	AMI Semiconductor, Inc.
4,314,188	Term Loan, 7.56%, Maturing April 1, 2012	4,339,352
	Communications & Power, Inc.
3,000,000	Term Loan, 6.03%, Maturing July 23, 2010	3,051,249
	Enersys Capital, Inc.
3,663,000	Term Loan, 5.53%, Maturing March 17, 2011	3,688,183
	Fairchild Semiconductor Corp.
9,029,128	Term Loan, 5.35%, Maturing December 31, 2010	9,130,705
	Invensys International Holdings Ltd.
8,559,993	Term Loan, 6.88%, Maturing September 5, 2009	8,677,693
	Panavision, Inc.
8,666,048	Term Loan, 9.64%, Maturing January 12, 2007	8,866,451
	Rayovac Corp.
16,997,400	Term Loan, 5.58%, Maturing February 7, 2012	17,252,361
	Seagate Technology Holdings, Inc.
2,440,520	Term Loan, 5.69%, Maturing November 22, 2006	2,482,721
	Security Co., Inc.
4,653,000	Term Loan, 7.50%, Maturing June 30, 2010	4,699,530
	Telcordia Technologies, Inc.
7,112,175	Term Loan, 6.61%, Maturing September 15, 2012	7,112,175
	United Online, Inc.
962,667	Term Loan, 6.73%, Maturing December 13, 2008	967,480
	Vertafore, Inc.
2,228,092	Term Loan, 6.55%, Maturing December 22, 2010	2,253,158

	Viasystems, Inc.
$3,233,750	Term Loan, 7.64%, Maturing September 30, 2009	$3,266,087
		$75,787,145
Equipment Leasing — 0.6%
	Ashtead Group, PLC
2,290,000	Term Loan, 6.06%, Maturing November 12, 2009	2,326,736
	Carey International, Inc.
1,995,000	Term Loan, 7.69%, Maturing May 2, 2011	1,895,250
	Maxim Crane Works, L.P.
3,210,428	Term Loan, 6.20%, Maturing January 28, 2010	3,266,610
	United Rentals, Inc.
1,726,985	Term Loan, 3.34%, Maturing February 14, 2011	1,747,493
9,453,119	Term Loan, 5.92%, Maturing February 14, 2011	9,565,375
		$18,801,464
Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
5,939,892	Term Loan, 5.38%, Maturing May 15, 2009	6,025,278
		$6,025,278
Financial Intermediaries — 1.8%
	AIMCO Properties, L.P.
4,500,000	Term Loan, 5.16%, Maturing November 2, 2009	4,559,063
14,100,000	Term Loan, 5.54%, Maturing November 2, 2009	14,342,351
	Coinstar, Inc.
1,910,908	Term Loan, 5.55%, Maturing July 7, 2011	1,939,572
	Corrections Corp. of America
3,684,227	Term Loan, 5.35%, Maturing March 31, 2008	3,746,399
	Fidelity National Information Solutions, Inc.
22,523,250	Term Loan, 5.32%, Maturing March 9, 2013	22,579,558
	Refco Group Ltd., LLC
9,296,963	Term Loan, 5.67%, Maturing August 5, 2011	9,412,012
		$56,578,955
Food Products — 2.5%
	Acosta Sales Co., Inc.
5,449,762	Term Loan, 5.51%, Maturing August 13, 2010	5,533,215
	American Seafoods Holdings, LLC
407,796	Term Loan, 6.49%, Maturing September 30, 2007	408,561
4,747,825	Term Loan, 6.74%, Maturing March 31, 2009	4,801,238
	Chiquita Brands, LLC
2,420,000	Term Loan, 6.19%, Maturing June 28, 2012	2,462,350
	Del Monte Corp.
3,142,125	Term Loan, 5.18%, Maturing February 8, 2012	3,185,722
	Doane Pet Care Co.
5,415,359	Term Loan, 7.41%, Maturing November 5, 2009	5,437,925
	Dole Food Co., Inc.
3,863,640	Term Loan, 5.38%, Maturing April 18, 2012	3,915,560

	Herbalife International, Inc.
$1,414,325	Term Loan, 5.41%, Maturing December 21, 2010	$1,433,772
	Interstate Brands Corp.
3,125,000	Term Loan, 7.74%, Maturing July 19, 2006	3,160,156
5,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006 (2)	5,259,844
1,780,140	Term Loan, 7.72%, Maturing July 19, 2007	1,800,612
4,532,404	Term Loan, 7.77%, Maturing July 19, 2007	4,573,195
	Merisant Co.
5,068,923	Term Loan, 6.93%, Maturing January 11, 2010	5,005,561
	Michael Foods, Inc.
2,053,691	Term Loan, 5.15%, Maturing November 21, 2010	2,089,630
4,000,000	Term Loan, 6.59%, Maturing November 21, 2011	4,102,500
	Nash-Finch Co.
3,870,000	Term Loan, 5.88%, Maturing November 12, 2010	3,915,956
	Pinnacle Foods Holdings Corp.
2,142,857	Revolving Loan, 0.00%, Maturing November 25, 2010 (2)	2,100,000
12,985,625	Term Loan, 6.76%, Maturing November 25, 2010	13,152,010
	Reddy Ice Group, Inc.
6,975,000	Term Loan, 5.32%, Maturing August 9, 2012	7,046,933
	The Meow Mix Company
1,389,473	Term Loan, 7.08%, Maturing July 13, 2011	1,412,052
		$80,796,792
Food Service — 2.2%
	AFC Enterprises, Inc.
1,760,000	Term Loan, 5.75%, Maturing May 11, 2011	1,782,000
	Arby’s Restaurant Group, Inc.
1,160,000	Term Loan, 5.73%, Maturing July 25, 2012	1,174,863
	Buffets, Inc.
931,818	Term Loan, 6.78%, Maturing June 28, 2009	941,136
6,523,961	Term Loan, 7.16%, Maturing June 28, 2009	6,589,201
	Burger King Corp.
3,190,000	Term Loan, 5.38%, Maturing June 30, 2012	3,243,547
	Carrols Corp.
1,960,150	Term Loan, 6.00%, Maturing December 31, 2010	1,992,410
	CKE Restaurants, Inc.
2,050,736	Term Loan, 5.63%, Maturing May 1, 2010	2,071,243
	Denny’s, Inc.
4,019,818	Term Loan, 6.86%, Maturing September 21, 2009	4,116,547
	Domino’s, Inc.
21,027,819	Term Loan, 5.25%, Maturing June 25, 2010	21,387,037
	Gate Gourmet Borrower, LLC
6,416,805	Term Loan, 10.06%, Maturing December 31, 2008	6,352,637
	Jack in the Box, Inc.
7,633,752	Term Loan, 5.33%, Maturing January 8, 2011	7,733,945
	Maine Beverage Co., LLC
2,651,786	Term Loan, 5.24%, Maturing March 31, 2013	2,645,156

	Weight Watchers International, Inc.
$1,500,000	Revolving Loan, 5.75%, Maturing March 31, 2009 (2)	$1,500,000
2,977,500	Term Loan, 5.11%, Maturing March 31, 2010	3,010,997
4,091,299	Term Loan, 5.18%, Maturing March 31, 2010	4,147,554
		$68,688,273
Food/Drug Retailers — 2.6%
	Cumberland Farms, Inc.
1,720,760	Term Loan, 5.44%, Maturing September 8, 2008	1,725,062
9,044,900	Term Loan, 5.81%, Maturing September 8, 2008	9,095,777
	General Nutrition Centers, Inc.
2,000,000	Revolving Loan, 0.00%, Maturing December 7, 2009 (2)	1,960,000
2,755,639	Term Loan, 6.59%, Maturing December 7, 2009	2,790,085
	Giant Eagle, Inc.
16,676,463	Term Loan, 5.16%, Maturing August 6, 2009	16,905,764
	Rite Aid Corp.
5,544,000	Term Loan, 5.36%, Maturing September 22, 2009	5,594,822
	Roundy’s, Inc.
10,541,581	Term Loan, 5.56%, Maturing September 30, 2009	10,666,762
	The Jean Coutu Group (PJC), Inc.
12,325,500	Term Loan, 5.94%, Maturing July 30, 2011	12,529,647
	The Pantry, Inc.
6,808,715	Term Loan, 5.92%, Maturing March 12, 2011	6,915,101
	Winn-Dixie Stores, Inc.
13,000,000	DIP Loan, 5.65%, Maturing February 23, 2007 (2)	12,967,500
		$81,150,520
Forest Products — 1.7%
	Appleton Papers, Inc.
7,036,160	Term Loan, 5.64%, Maturing June 11, 2010	7,119,714
	Boise Cascade Holdings, LLC
12,485,219	Term Loan, 5.31%, Maturing October 29, 2011	12,688,890
	Buckeye Technologies, Inc.
2,977,071	Term Loan, 5.54%, Maturing April 15, 2010	3,013,043
	Escanaba Timber, LLC
2,115,000	Term Loan, 6.43%, Maturing May 2, 2008	2,146,725
	Koch Cellulose, LLC
5,714,391	Term Loan, 4.84%, Maturing May 7, 2011	5,791,775
1,760,202	Term Loan, 5.01%, Maturing May 7, 2011	1,784,039
	NewPage Corp.
5,000,000	Revolving Loan, 5.89%, Maturing May 2, 2010 (2)	4,925,000
7,705,000	Term Loan, 6.58%, Maturing May 2, 2011	7,830,206
	RLC Industries Co.
4,953,251	Term Loan, 4.99%, Maturing February 24, 2010	4,987,304
	Xerium Technologies, Inc.
3,300,000	Term Loan, 5.07%, Maturing May 18, 2012	3,348,470
		$53,635,166

Healthcare — 5.3%
	Alliance Imaging, Inc.
$7,185,836	Term Loan, 5.94%, Maturing December 29, 2011	$7,286,136
	AMR HoldCo, Inc.
2,795,950	Term Loan, 5.89%, Maturing February 10, 2012	2,842,259
	Blitz F04-506 GmbH
1,000,000	Term Loan, 5.11%, Maturing June 30, 2014	EUR 1,245,992
	Butler Animal Health Supply
650,000	Term Loan, 6.46%, Maturing June 28, 2011	657,313
	Carl Zeiss Topco GMBH
1,323,333	Term Loan, 6.24%, Maturing February 28, 2013	1,328,362
2,646,667	Term Loan, 6.74%, Maturing February 28, 2014	2,669,958
	Colgate Medical, Ltd.
1,380,682	Term Loan, 5.48%, Maturing December 30, 2008	1,395,352
	Community Health Systems, Inc.
33,647,141	Term Loan, 5.61%, Maturing August 19, 2011	34,155,348
	Concentra Operating Corp.
8,744,569	Term Loan, 6.03%, Maturing June 30, 2009	8,870,272
	Conmed Corp.
2,573,693	Term Loan, 5.71%, Maturing December 31, 2009	2,609,081
	CRC Health Corp.
1,000,000	Term Loan, 6.24%, Maturing May 12, 2011	1,010,000
	Cross Country Healthcare, Inc.
733,927	Term Loan, 7.02%, Maturing June 5, 2009	735,762
	Encore Medical IHC, Inc.
4,729,661	Term Loan, 6.48%, Maturing October 4, 2010	4,800,606
	Envision Worldwide, Inc.
4,016,250	Term Loan, 8.56%, Maturing September 30, 2010	4,036,331
	Express Scripts, Inc.
2,142,077	Term Loan, 5.07%, Maturing February 13, 2010	2,163,498
	FHC Health Systems, Inc.
1,276,786	Term Loan, 9.33%, Maturing December 18, 2009	1,318,281
893,750	Term Loan, 11.33%, Maturing December 18, 2009	908,273
	Fisher Scientific International, Inc.
1,980,000	Term Loan, 4.99%, Maturing August 2, 2011	2,000,212
	Genoa Healthcare Group, LLC
1,300,000	Term Loan, 8.75%, Maturing August 12, 2012	1,321,125
	Healthcare Partners, LLC
1,476,313	Term Loan, 5.82%, Maturing March 2, 2011	1,488,770
	Healthsouth Corp.
4,501,250	Term Loan, 6.15%, Maturing June 14, 2007	4,547,671
2,301,250	Term Loan, 3.09%, Maturing March 21, 2010	2,324,983
	Iasis Healthcare, LLC
495,000	Term Loan, 5.77%, Maturing June 22, 2011	502,823
	Kinetic Concepts, Inc.
4,406,264	Term Loan, 5.24%, Maturing August 11, 2009	4,464,096

	Knowledge Learning Corp.
$12,962,111	Term Loan, 5.99%, Maturing January 7, 2012	$13,059,327
	Leiner Health Products, Inc.
3,217,500	Term Loan, 6.38%, Maturing May 27, 2011	3,161,194
	Lifecare Holdings, Inc.
3,025,000	Term Loan, 5.82%, Maturing August 11, 2012	3,040,125
	Lifepoint Hospitals, Inc.
12,787,413	Term Loan, 5.20%, Maturing April 15, 2012	12,933,560
	Magellan Health Services, Inc.
1,749,249	Term Loan, 3.43%, Maturing August 15, 2008	1,768,928
2,580,143	Term Loan, 5.86%, Maturing August 15, 2008	2,609,169
	Medcath Holdings Corp.
2,544,300	Term Loan, 5.50%, Maturing July 2, 2011	2,578,490
	National Mentor, Inc.
2,407,226	Term Loan, 6.25%, Maturing September 30, 2011	2,438,821
	Select Medical Holding Corp.
5,266,800	Term Loan, 5.57%, Maturing February 24, 2012	5,290,938
	Sirona Dental Services GmbH & Co.
840,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR 1,043,836
	Sirona Dental Systems GmbH & Co.
160,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR 198,826
	Sunrise Medical Holdings, Inc.
3,859,780	Term Loan, 6.95%, Maturing May 13, 2010	3,864,605
	Talecris Biotherapeutics, Inc.
3,655,838	Term Loan, 7.09%, Maturing March 31, 2010	3,655,838
	Team Health, Inc.
5,693,479	Term Loan, 6.24%, Maturing March 23, 2011	5,721,947
	Vanguard Health Holding Co., LLC
3,000,000	Term Loan, 0.00%, Maturing September 23, 2005 (2)	3,043,125
4,029,550	Term Loan, 6.74%, Maturing September 23, 2011	4,084,118
	VWR International, Inc.
5,049,784	Term Loan, 6.14%, Maturing April 7, 2011	5,125,530
		$168,300,881
Home Furnishings — 1.7%
	Interline Brands, Inc.
3,406,793	Term Loan, 5.74%, Maturing December 31, 2010	3,445,120
	Jarden Corp.
3,985,588	Term Loan, 5.27%, Maturing January 24, 2012	4,013,985
11,665,667	Term Loan, 5.51%, Maturing January 24, 2012	11,775,032
	Knoll, Inc.
8,727,035	Term Loan, 6.52%, Maturing September 30, 2011	8,803,397
	Oreck Corp.
1,397,975	Term Loan, 6.24%, Maturing February 2, 2012	1,411,955
	Sanitec Ltd. Oy
3,000,000	Term Loan, 4.89%, Maturing April 7, 2013	EUR 3,711,687
3,000,000	Term Loan, 5.39%, Maturing April 7, 2014	EUR 3,725,099

	Sealy Mattress Co.
$8,232,212	Term Loan, 5.24%, Maturing April 6, 2012	$8,344,121
	Simmons Co.
8,266,737	Term Loan, 5.94%, Maturing December 19, 2011	8,394,185
	Termpur-Pedic, Inc.
1,960,000	Term Loan, 5.74%, Maturing June 30, 2009	1,983,275
		$55,607,856
Industrial Equipment — 0.9%
	Alliance Laundry Holdings, LLC
1,872,000	Term Loan, 5.80%, Maturing January 27, 2012	1,903,006
	Chart Industries, Inc.
5,593,487	Term Loan, 7.25%, Maturing September 15, 2009	5,607,471
	Colfax Corp.
2,876,916	Term Loan, 5.75%, Maturing November 30, 2011	2,907,483
	Douglas Dynamics Holdings, Inc.
1,990,000	Term Loan, 5.48%, Maturing December 16, 2010	2,014,875
	Flowserve Corp.
7,405,000	Term Loan, 5.62%, Maturing August 10, 2012	7,509,596
	Gleason Corp.
1,966,852	Term Loan, 6.46%, Maturing July 27, 2011	1,988,158
	Itron, Inc.
349,065	Term Loan, 5.90%, Maturing December 17, 2010	353,210
	Mainline, L.P.
2,348,667	Term Loan, 5.82%, Maturing December 17, 2011	2,360,410
	MTD Products, Inc.
2,979,900	Term Loan, 5.31%, Maturing June 1, 2010	3,007,837
		$27,652,046
Insurance — 1.0%
	Alliant Resources Group, Inc.
4,549,050	Term Loan, 6.88%, Maturing August 31, 2011	4,594,541
	CCC Information Services Group
5,042,773	Term Loan, 6.42%, Maturing August 20, 2010	5,118,415
	Conseco, Inc.
7,317,020	Term Loan, 5.57%, Maturing June 22, 2010	7,410,773
	Hilb, Rogal & Hobbs Co.
7,073,828	Term Loan, 5.75%, Maturing December 15, 2011	7,146,781
	U.S.I. Holdings Corp.
2,940,000	Term Loan, 6.18%, Maturing August 11, 2008	2,952,863
4,527,250	Term Loan, 6.18%, Maturing August 11, 2008	4,547,057
		$31,770,430

Leisure Goods/Activities/Movies — 5.6%
	24 Hour Fitness Worldwide, Inc.
$5,880,000	Term Loan, 6.78%, Maturing June 8, 2012	$5,981,065
	Alliance Atlantis Communications, Inc.
2,263,328	Term Loan, 5.41%, Maturing December 20, 2011	2,297,277
	AMF Bowling Worldwide, Inc.
3,069,803	Term Loan, 6.67%, Maturing August 27, 2009	3,099,543
	Carmike Cinemas, Inc.
3,575,000	Term Loan, 0.00%, Maturing May 19, 2012 (2)	3,568,297
5,360,000	Term Loan, 5.93%, Maturing May 19, 2012	5,421,978
	Cinemark, Inc.
12,837,500	Term Loan, 5.18%, Maturing March 31, 2011	13,030,063
	Fender Musical Instruments Co.
498,750	Term Loan, 5.85%, Maturing March 30, 2012	506,231
	Loews Cineplex Entertainment Corp.
10,049,900	Term Loan, 5.88%, Maturing July 30, 2011	10,137,053
	Metro-Goldwyn-Mayer Holdings
36,230,000	Term Loan, 5.74%, Maturing April 8, 2012	36,728,163
	New England Sports Ventures
6,944,000	Term Loan, 4.74%, Maturing February 27, 2007	6,944,000
	Red Football, Ltd.
3,000,000	Term Loan, 7.35%, Maturing May 11, 2012	GBP 5,423,378
975,987	Term Loan, 7.85%, Maturing May 11, 2013	GBP 1,781,692
975,987	Term Loan, 8.35%, Maturing May 11, 2014	GBP 1,790,469
	Regal Cinemas Corp.
27,063,759	Term Loan, 5.49%, Maturing November 10, 2010	27,402,056
	Six Flags Theme Parks, Inc.
8,575,000	Revolving Loan, 0.00%, Maturing June 30, 2008 (2)	8,457,094
11,912,502	Term Loan, 6.36%, Maturing June 30, 2008	12,052,724
	Universal City Development Partners, Ltd.
6,726,200	Term Loan, 5.69%, Maturing June 9, 2011	6,829,898
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	2,780,531
20,684,488	Term Loan, 5.70%, Maturing February 28, 2011	20,928,275
	Yankees Holdings & YankeeNets, LLC
1,290,143	Term Loan, 5.78%, Maturing June 25, 2007	1,303,044
		$176,462,831
Lodging and Casinos — 4.5%
	Alliance Gaming Corp.
11,695,618	Term Loan, 6.77%, Maturing September 5, 2009	11,719,372
	Ameristar Casinos, Inc.
1,644,145	Term Loan, 5.50%, Maturing December 20, 2006	1,652,366
2,535,917	Term Loan, 5.50%, Maturing December 31, 2006	2,548,596
	Argosy Gaming Co.
6,848,250	Term Loan, 7.00%, Maturing June 30, 2011	6,871,075

	Boyd Gaming Corp.
$17,037,788	Term Loan, 4.94%, Maturing June 30, 2011	$17,234,796
	CCM Merger, Inc.
3,415,000	Term Loan, 5.69%, Maturing April 25, 2012	3,459,112
	Choctaw Resort Development Enterprise
1,717,148	Term Loan, 5.91%, Maturing November 4, 2011	1,737,539
	CNL Hospitality Partners, L.P.
1,051,139	Term Loan, 6.07%, Maturing October 13, 2006	1,053,767
	CNL Resort Hotel, L.P.
5,050,000	Term Loan, 6.56%, Maturing August 18, 2006	5,062,625
	Globalcash Access, LLC
3,415,755	Term Loan, 5.92%, Maturing March 10, 2010	3,470,195
	Green Valley Ranch Gaming, LLC
987,538	Term Loan, 5.49%, Maturing December 17, 2011	1,000,499
	Herbst Gaming, Inc.
1,361,588	Term Loan, 5.38%, Maturing January 31, 2011	1,382,437
	Isle of Capri Casinos, Inc.
8,706,250	Term Loan, 5.28%, Maturing February 4, 2012	8,812,362
	Marina District Finance Co., Inc.
10,034,575	Term Loan, 4.99%, Maturing October 14, 2011	10,130,736
	MGM Mirage
2,464,286	Term Loan, 5.13%, Maturing April 25, 2010	2,481,844
9,035,714	Revolving Loan, 5.18%, Maturing April 25, 2010 (2)	8,937,830
	Pinnacle Entertainment, Inc.
4,490,000	Term Loan, 6.67%, Maturing August 27, 2010	4,543,319
4,875,300	Term Loan, 6.67%, Maturing August 27, 2010 (2)	4,893,582
	Resorts International Holdings, LLC
3,922,256	Term Loan, 6.20%, Maturing April 26, 2012	3,972,265
	SCG Hotel DLP, L.P.
10,456,716	Term Loan, 4.42%, Maturing April 16, 2006	10,456,716
	Seminole Tribe of Florida
1,975,000	Term Loan, 5.38%, Maturing September 30, 2011	2,007,094
	Trump Entertainment Resorts Holdings, L.P.
2,562,500	Term Loan, 0.00%, Maturing May 20, 2012 (2)	2,607,344
2,562,500	Term Loan, 6.14%, Maturing May 20, 2012	2,607,344
	Venetian Casino Resort, LLC
13,053,847	Term Loan, 5.24%, Maturing June 15, 2011	13,220,074
2,691,514	Term Loan, 5.46%, Maturing June 15, 2011	2,725,788
	Wyndham International, Inc.
3,000,000	Revolving Loan, 0.00%, Maturing May 10, 2011 (2)	2,985,000
	Wynn Las Vegas, LLC
4,955,000	Term Loan, 5.81%, Maturing December 14, 2011	5,023,904
		$142,597,581
Nonferrous Metals/Minerals — 2.3%
	Compass Minerals Group, Inc.
149,455	Term Loan, 5.92%, Maturing November 28, 2009	150,638

	Foundation Coal Corp.
$8,500,000	Revolving Loan, 0.00%, Maturing July 30, 2009 (2)	$8,460,161
5,156,596	Term Loan, 5.55%, Maturing July 30, 2011	5,251,132
	ICG, LLC
3,051,938	Term Loan, 6.43%, Maturing November 5, 2010	3,067,197
	International Mill Service, Inc.
8,571,925	Term Loan, 6.17%, Maturing December 31, 2010	8,657,644
	Longyear Holdings, Inc.
1,620,000	Term Loan, 6.17%, Maturing July 28, 2012	1,648,350
405,000	Term Loan, 6.17%, Maturing July 28, 2012	412,088
	Murray Energy Corp.
1,572,100	Term Loan, 6.86%, Maturing January 28, 2010	1,580,943
	Novelis, Inc.
4,485,355	Term Loan, 5.46%, Maturing January 6, 2012	4,549,132
7,790,126	Term Loan, 5.46%, Maturing January 6, 2012	7,900,894
	Severstal North America, Inc.
13,000,000	Revolving Loan, 5.45%, Maturing April 7, 2007 (2)	12,967,500
	Stillwater Mining Co.
1,320,000	Revolving Loan, 3.67%, Maturing June 30, 2007 (2)	1,306,800
10,857,438	Term Loan, 6.94%, Maturing July 30, 2010	11,067,800
	Trout Coal Holdings, LLC
5,339,125	Term Loan, 6.02%, Maturing March 23, 2011	5,352,473
		$72,372,752
Oil and Gas — 5.1%
	Coffeyville Resources, LLC
800,000	Term Loan, 6.06%, Maturing June 24, 2011	814,166
1,200,000	Term Loan, 6.06%, Maturing June 24, 2012	1,221,250
	Columbia Natural Resources, LLC
24,000,000	Revolving Loan, 5.58%, Maturing January 19, 2010 (2)	23,970,000
	Dresser Rand Group, Inc.
3,357,901	Term Loan, 5.45%, Maturing October 29, 2011	3,419,814
	Dresser, Inc.
3,363,837	Term Loan, 5.99%, Maturing March 31, 2007	3,400,277
	Dynegy Holdings, Inc.
10,464,300	Term Loan, 7.54%, Maturing May 28, 2010	10,531,878
	El Paso Corp.
7,168,875	Term Loan, 5.27%, Maturing November 23, 2009	7,264,959
11,804,748	Term Loan, 6.44%, Maturing November 23, 2009	11,994,934
	Energy Transfer Company, L.P.
5,630,000	Term Loan, 6.47%, Maturing June 16, 2012	5,709,524
	Epco Holdings, Inc.
4,666,666	Term Loan, 5.84%, Maturing August 18, 2008	4,726,969
2,333,334	Revolving Loan, 5.86%, Maturing August 18, 2008 (2)	2,312,917
	Getty Petroleum Marketing, Inc.
6,276,079	Term Loan, 6.92%, Maturing May 19, 2010	6,291,769

	Kerr-McGee Corp.
$8,450,000	Term Loan, 5.85%, Maturing May 24, 2007	$8,485,456
15,375,000	Term Loan, 6.14%, Maturing May 24, 2011	15,475,906
	Key Energy Services, Inc.
4,165,000	Term Loan, 0.00%, Maturing June 30, 2012 (2)	4,233,985
	LB Pacific, L.P.
3,655,838	Term Loan, 6.34%, Maturing March 3, 2012	3,719,815
	Lyondell-Citgo Refining, L.P.
5,643,000	Term Loan, 5.51%, Maturing May 21, 2007	5,731,172
	Pride Offshore, Inc.
1,407,467	Term Loan, 5.31%, Maturing July 7, 2011	1,430,925
	Sprague Energy Corp.
17,500,000	Revolving Loan, 5.79%, Maturing August 10, 2007 (2)	17,456,250
	The Premcor Refining Group, Inc.
11,700,000	Term Loan, 5.26%, Maturing April 13, 2009	11,784,100
	Universal Compression, Inc.
3,500,000	Term Loan, 5.24%, Maturing February 15, 2012	3,548,125
	Williams Production RMT Co.
9,376,966	Term Loan, 5.83%, Maturing May 30, 2008	9,517,621
		$163,041,812
Publishing — 5.4%
	American Media Operations, Inc.
115,315	Term Loan, 6.50%, Maturing April 1, 2006	116,468
16,590,740	Term Loan, 6.25%, Maturing April 1, 2008	16,822,313
	CBD Media, LLC
3,095,098	Term Loan, 6.06%, Maturing December 31, 2009	3,145,393
	Dex Media East, LLC
5,237,854	Term Loan, 5.35%, Maturing May 8, 2009	5,311,838
	Dex Media West, LLC
15,454,137	Term Loan, 5.32%, Maturing March 9, 2010	15,677,171
	Freedom Communications Holdings, Inc.
4,663,104	Term Loan, 4.83%, Maturing May 18, 2012	4,724,308
	Herald Media, Inc.
1,386,000	Term Loan, 5.56%, Maturing July 22, 2011	1,394,663
	Journal Register Co.
18,468,114	Term Loan, 5.13%, Maturing August 12, 2012	18,644,134
	Lamar Media Corp.
14,745,703	Term Loan, 5.31%, Maturing June 30, 2010	14,845,236
	Liberty Group Operating, Inc.
4,890,680	Term Loan, 5.81%, Maturing February 28, 2012	4,944,683
	Medianews Group, Inc.
2,802,958	Term Loan, 5.17%, Maturing August 25, 2010	2,818,725
	Merrill Communications, LLC
6,243,537	Term Loan, 6.17%, Maturing February 9, 2009	6,327,438
	Morris Publishing Group, LLC
3,900,000	Term Loan, 5.00%, Maturing September 30, 2010	3,942,658

$6,567,000	Term Loan, 5.25%, Maturing March 31, 2011	$6,651,143
	Nebraska Book Co., Inc.
4,098,125	Term Loan, 5.88%, Maturing March 4, 2011	4,139,106
	Newspaper Holdings, Inc.
6,700,000	Term Loan, 5.15%, Maturing August 24, 2011	6,723,035
3,000,000	Revolving Loan, 5.19%, Maturing August 24, 2011 (2)	2,983,125
	R.H. Donnelley Corp.
662,100	Term Loan, 5.31%, Maturing December 31, 2009	669,962
21,514,435	Term Loan, 5.20%, Maturing June 30, 2011	21,836,118
	Seat Pagine Gialle Spa
4,000,000	Term Loan, 4.49%, Maturing May 25, 2012	EUR 4,951,081
	Source Media, Inc.
2,582,873	Term Loan, 5.74%, Maturing August 30, 2012	2,621,617
	SP Newsprint Co.
4,511,111	Term Loan, 3.61%, Maturing January 9, 2010	4,547,764
1,917,222	Term Loan, 6.03%, Maturing January 9, 2010	1,947,179
	Springer Science+Business Media
972,973	Term Loan, 6.36%, Maturing May 5, 2011	979,662
1,054,054	Term Loan, 6.86%, Maturing May 5, 2012	1,068,679
972,973	Term Loan, 6.86%, Maturing May 5, 2012	983,007
	Sun Media Corp.
5,239,791	Term Loan, 5.68%, Maturing February 7, 2009	5,311,838
	Xerox Corp.
8,250,000	Term Loan, 5.43%, Maturing September 30, 2008	8,327,344
		$172,455,688
Radio and Television — 4.9%
	Adams Outdoor Advertising, L.P.
4,219,825	Term Loan, 5.64%, Maturing October 15, 2011	4,278,726
	ALM Media Holdings, Inc.
4,234,388	Term Loan, 5.99%, Maturing March 5, 2010	4,248,501
	Block Communications, Inc.
5,998,448	Term Loan, 5.74%, Maturing November 30, 2009	6,054,684
	CanWest Media, Inc.
7,373,695	Term Loan, 5.82%, Maturing August 15, 2009	7,478,158
	DirecTV Holdings, LLC
12,783,333	Term Loan, 5.09%, Maturing April 13, 2013	12,933,998
	Emmis Operating Co.
19,180,063	Term Loan, 5.32%, Maturing November 10, 2011	19,352,683
	Entravision Communications Co.
1,890,000	Term Loan, 4.31%, Maturing February 27, 2012	1,898,269
	Gray Television, Inc.
2,872,726	Term Loan, 5.01%, Maturing December 31, 2012	2,894,271
	Hanley-Wood, LLC
482,119	Term Loan, 0.00%, Maturing August 1, 2012 (2)	485,132
4,067,881	Term Loan, 5.78%, Maturing August 1, 2012	4,093,305

	NEP Supershooters, L.P.
$1,746,225	Term Loan, 6.99%, Maturing February 3, 2011	$1,779,513
2,927,875	Term Loan, 7.59%, Maturing February 3, 2011	2,983,689
	Nexstar Broadcasting, Inc.
6,657,463	Term Loan, 5.24%, Maturing October 1, 2012	6,719,877
7,027,537	Term Loan, 5.24%, Maturing October 1, 2012	7,093,420
	PanAmSat Corp.
16,503,173	Term Loan, 5.65%, Maturing August 20, 2011	16,715,651
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)	4,987,500
9,012,170	Term Loan, 6.62%, Maturing March 31, 2012	9,093,847
	Raycom TV Broadcasting, Inc.
7,525,000	Term Loan, 5.50%, Maturing February 24, 2012	7,600,250
	Spanish Broadcasting System, Inc.
6,334,125	Term Loan, 5.49%, Maturing June 10, 2012	6,433,096
	Susquehanna Media Co.
17,032,313	Term Loan, 5.33%, Maturing March 9, 2012	17,255,862
	TDF SA
2,500,000	Term Loan, 4.36%, Maturing March 11, 2013	EUR 3,112,431
2,500,000	Term Loan, 5.11%, Maturing March 11, 2014	EUR 3,118,054
	Telewest Global Finance, LLC
985,000	Term Loan, 7.16%, Maturing December 22, 2012	992,388
760,000	Term Loan, 5.89%, Maturing December 22, 2013	762,850
	Young Broadcasting, Inc.
3,635,000	Term Loan, 5.77%, Maturing November 3, 2012	3,674,378
		$156,040,533
Rail Industries — 0.6%
	Kansas City Southern Railway Co.
1,990,000	Term Loan, 5.16%, Maturing March 30, 2008	2,020,887
5,326,359	Term Loan, 5.16%, Maturing March 30, 2008	5,409,030
	Railamerica, Inc.
9,092,051	Term Loan, 5.88%, Maturing September 29, 2011	9,258,735
1,074,779	Term Loan, 5.88%, Maturing September 29, 2011	1,094,483
		$17,783,135
Retailers (Except Food and Drug) — 3.0%
	Advance Stores Company, Inc.
5,600,628	Term Loan, 5.31%, Maturing September 30, 2010	5,684,638
3,312,545	Term Loan, 5.34%, Maturing September 30, 2010	3,362,233
	Alimentation Couche-Tard, Inc.
2,502,704	Term Loan, 5.38%, Maturing December 17, 2010	2,533,988
	American Achievement Corp.
1,947,232	Term Loan, 6.02%, Maturing March 25, 2011	1,975,224
	Amscan Holdings, Inc.
3,456,316	Term Loan, 6.40%, Maturing April 30, 2012	3,495,199

	Coinmach Laundry Corp.
$7,354,996	Term Loan, 6.60%, Maturing July 25, 2009	$7,458,429
	FTD, Inc.
3,803,581	Term Loan, 5.74%, Maturing February 28, 2011	3,855,880
	Harbor Freight Tools USA, Inc.
8,932,514	Term Loan, 6.27%, Maturing July 15, 2010	9,050,869
	Home Interiors & Gifts, Inc.
2,946,669	Term Loan, 8.38%, Maturing March 31, 2011	2,740,402
	Josten’s Corp.
10,165,000	Term Loan, 5.94%, Maturing October 4, 2010	10,335,264
	Mapco Express, Inc.
2,165,000	Term Loan, 6.21%, Maturing April 28, 2011	2,198,828
	Movie Gallery, Inc.
3,785,000	Term Loan, 6.49%, Maturing April 27, 2011	3,806,968
	Musicland Group, Inc.
7,000,000	Revolving Loan, 8.22%, Maturing August 11, 2008 (2)	7,017,500
	Oriental Trading Co., Inc.
7,629,445	Term Loan, 5.75%, Maturing August 4, 2010	7,677,129
	Rent-A-Center, Inc.
7,229,731	Term Loan, 5.34%, Maturing June 30, 2010	7,313,776
	Riddell Bell Holdings, Inc.
992,500	Term Loan, 5.99%, Maturing September 30, 2011	1,009,662
	Savers, Inc.
2,983,373	Term Loan, 6.41%, Maturing August 4, 2009	3,005,748
	Stewert Enterprises, Inc.
1,096,665	Term Loan, 5.60%, Maturing November 19, 2011	1,111,744
	Travelcenters of America, Inc.
10,870,000	Term Loan, 5.26%, Maturing November 30, 2008	11,014,364
		$94,647,845
Surface Transport — 0.3%
	Horizon Lines, LLC
1,415,700	Term Loan, 5.99%, Maturing July 7, 2011	1,437,526
	Sirva Worldwide, Inc.
8,811,765	Term Loan, 6.53%, Maturing December 1, 2010	8,473,983
		$9,911,509
Telecommunications — 4.1%
	AAT Communications Corp.
1,400,000	Term Loan, 5.61%, Maturing July 29, 2012	1,419,688
	Alaska Communications Systems Holdings, Inc.
6,600,000	Term Loan, 5.49%, Maturing February 1, 2011	6,696,248
	American Tower, L.P.
10,688,213	Term Loan, 4.96%, Maturing August 31, 2011	10,803,998
	Cellular South, Inc.
1,980,000	Term Loan, 5.45%, Maturing May 4, 2011	1,998,563
	Centennial Cellular Operating Co., LLC
10,933,500	Term Loan, 5.70%, Maturing February 9, 2011	11,120,933

	Consolidated Communications, Inc.
$8,196,250	Term Loan, 5.93%, Maturing July 27, 2015	$8,329,439
	D&E Communications, Inc.
3,323,930	Term Loan, 5.74%, Maturing December 31, 2011	3,353,014
	Fairpoint Communications, Inc.
8,075,000	Term Loan, 5.55%, Maturing February 8, 2012	8,173,418
	Hawaiian Telcom Communications, Inc.
2,670,000	Term Loan, 5.73%, Maturing October 31, 2012	2,707,965
	Intelsat Ltd.
1,994,987	Term Loan, 5.25%, Maturing July 28, 2011	2,014,315
	Iowa Telecommunications Services, Inc.
3,234,000	Term Loan, 5.25%, Maturing November 23, 2011	3,273,076
	IPC Acquisition Corp.
1,630,000	Term Loan, 6.31%, Maturing August 5, 2011	1,652,413
	Madison River Capital, LLC
1,855,000	Term Loan, 6.04%, Maturing July 29, 2012	1,888,622
	Nextel Partners Operation Corp.
12,530,000	Term Loan, 4.83%, Maturing May 31, 2012	12,652,168
	NTelos, Inc.
5,402,850	Term Loan, 6.17%, Maturing February 18, 2011	5,457,554
	Qwest Corp.
8,900,000	Term Loan, 8.53%, Maturing June 4, 2007	9,198,524
	SBA Senior Finance, Inc.
6,746,268	Term Loan, 5.58%, Maturing October 31, 2008	6,812,327
	Spectrasite Communications, Inc.
8,158,005	Term Loan, 4.91%, Maturing May 19, 2012	8,251,479
	Stratos Global Corp.
2,542,000	Term Loan, 5.74%, Maturing December 3, 2010	2,551,533
	Syniverse Holdings, Inc.
2,489,580	Term Loan, 5.71%, Maturing February 15, 2012	2,517,588
	Triton PCS, Inc.
5,542,150	Term Loan, 6.92%, Maturing November 18, 2009	5,590,644
	Valor Telecom Enterprise, LLC
8,598,500	Term Loan, 5.55%, Maturing February 14, 2012	8,717,495
	Westcom Corp.
3,095,703	Term Loan, 6.43%, Maturing December 17, 2010	3,118,921
	Winstar Communications, Inc.
3,852,804	DIP Loan, 0.00%, Maturing December 31, 2005 (3)(4)	1,425,538
		$129,725,463
Utilities — 2.2%
	Allegheny Energy Supply Co., LLC
9,319,757	Term Loan, 5.35%, Maturing March 8, 2011	9,454,894
	Cellnet Technology, Inc.
2,090,000	Term Loan, 6.68%, Maturing April 26, 2012	2,105,675
	Cogentrix Delaware Holdings, Inc.
6,182,774	Term Loan, 5.24%, Maturing January 14, 2012	6,262,637

	Covanta Energy Corp.
$3,676,423	Term Loan, 3.36%, Maturing June 24, 2012	$3,740,760
2,973,577	Term Loan, 6.46%, Maturing June 24, 2012	3,025,615
	KGen, LLC
3,226,913	Term Loan, 6.12%, Maturing August 5, 2011	3,218,845
	La Paloma Generating Co., LLC
92,951	Term Loan, 0.00%, Maturing August 16, 2012 (2)	94,490
177,049	Term Loan, 3.51%, Maturing August 16, 2012	179,982
1,080,000	Term Loan, 5.46%, Maturing August 16, 2012	1,097,888
	NRG Energy, Inc.
4,644,228	Term Loan, 3.39%, Maturing December 24, 2011	4,704,217
5,887,878	Term Loan, 5.26%, Maturing December 24, 2011	5,963,931
	Pike Electric, Inc.
3,859,077	Term Loan, 5.81%, Maturing July 1, 2012	3,907,316
2,360,959	Term Loan, 5.88%, Maturing July 1, 2012	2,390,471
	Plains Resources, Inc.
4,285,090	Term Loan, 5.85%, Maturing December 17, 2010	4,352,044
	Reliant Energy, Inc.
5,285,296	Term Loan, 6.08%, Maturing December 22, 2010	5,339,385
	Texas Genco, LLC
3,905,270	Term Loan, 5.41%, Maturing December 14, 2011	3,970,867
9,431,268	Term Loan, 5.42%, Maturing December 14, 2011	9,589,685
		$69,398,702
	Total Senior Floating Rate Interests (identified cost $3,132,820,927)	$3,157,269,197

Corporate Bonds & Notes — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 0.1%
	Key Plastics, LLC, Jr. Sub. Notes
1,061	4.00%, 4/26/07 (3)	$1,069,938
	Key Plastics, LLC, Sr. Sub. Notes
1,691	7.00%, 4/26/07 (3)	1,692,827
		$2,762,765
Building and Development — 0.3%
	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
7,474	5.94%, 6/15/29 (5)	7,473,916
		$7,473,916

Financial Intermediaries — 0.0%
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
$1,000	6.23%, 8/11/16 (5)	$1,000,000
		$1,000,000
Radio and Television — 0.3%
	Paxson Communications Corp., Variable Rate
10,450	6.349%, 1/15/10 (5)	10,502,250
		$10,502,250
Telecommunications — 0.4%
	Qwest Corp., Sr. Notes, Variable Rate
3,150	6.671%, 6/15/13 (5)	3,315,375
	Rogers Wireless, Inc., Variable Rate
4,150	6.535%, 12/15/10	4,347,125
	Rural Cellular Corp., Variable Rate
4,500	7.91%, 3/15/10	4,680,000
		$12,342,500
Total Corporate Bonds & Notes (identified cost $33,569,331)		$34,081,431

Common Stocks — 0.5%

Shares	Security	Value
31,622	Citation Corp. (3)(6)(7)	$453,249
33,278	Environmental Systems Products Holdings, Inc. (3)(6)(7)	916,143
133,410	Hayes Lemmerz International (7)	872,501
52	Knowledge Universe, Inc. (3)(6)(7)	86,531
441,740	Maxim Crane Works, L.P. (3)(7)	11,904,904
34,364	Professional Services Industries Holdings, Inc. (3)(6)(7)	241,579
12,592	RoTech Medical Corp (3)(6)(7)	28,836
297,015	Safelite Glass Corp. (3)(6)(7)	579,179
20,048	Safelite Realty Corp. (3)(6)	150,159
Total Common Stocks (identified cost, $9,413,990)		$15,233,081

Preferred Stocks — 0.1%

2,496	Citation Corp. (PIK) (3)(6)(7)	$2,391,168
445	Hayes Lemmerz International (3)(6)(7)	12,573
217	Key Plastics, LLC, Series A (3)(6)(7)	210,039
Total Preferred Stocks (identified cost, $2,236,482)		$2,613,780

Warrants — 0.0%

Shares/Rights	Security	Value
130	Gentek, Inc., Class B (6)(7)	$393
63	Gentek, Inc., Class C (6)(7)	224
Total Warrants (identified cost, $0)		$617

Commercial Paper — 1.6%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$51,318,000	09/01/05	General Electric Capital Corp.	3.56%	$51,318,000
Total Commercial Paper (at amortized cost $51,318,000)				$51,318,000

Short-Term Investments — 0.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	09/01/05	Investors Bank and Trust Company Time Deposit	3.57%	$2,000,000
Total Short-Term Investments (at amortized cost $2,000,000)				$2,000,000
Total Investments — 103.0% (identified cost $3,231,358,730)				$3,262,516,106
Less Unfunded Loan Commitments — (4.2)%				$(133,385,400)
Net Investments — 98.8% (identified cost $3,097,973,330)				$3,129,130,706
Other Assets, Less Liabilities — 1.2%				$37,551,682
Net Assets — 100.0%				$3,166,682,388

PIK	—	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of the securities is $22,291,541 or 0.7% of the Portfolio’s net assets.

(6)	Restricted security.
(7)	Non-income producing security.

A summary of financial instruments at August 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
9/30/05	British Pound	United States Dollar	$12,581
	6,036,552	10,862,914
9/30/05	Euro	United States Dollar	(277,764)
	39,051,953	47,808,485
			$(265,183)

The Portfolio had the following swap agreements outstanding at August 31, 2005:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,800,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(16,201)
1,400,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/12/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(25,725)
3,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/8/05 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	(343)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Portfolio will receive 2.20% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(39,553)
2,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/18/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	(6,314)
2,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/2/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(7,050)

At August 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation/depreciation in the value of the investments owned at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,097,973,330
Gross unrealized appreciation	$37,743,333
Gross unrealized depreciation	(6,585,957)
Net unrealized appreciation	$31,157,376

The net unrealized appreciation on foreign currency at August 31, 2005 on a federal income tax basis was $49,566.

Restricted Securities

At August 31, 2005, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$453,249
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	916,143
Knowledge Universe, Inc.	5/14/03	52	52,000	86,531
Professional Services Industries Holdings, Inc.	3/24/03	34,364	343	241,579
RoTech Medical Corp	6/12/02	12,592	332,429	28,836
Safelite Glass Corp.	9/29/00 - 11/10/00	297,015	0	579,179
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	150,159
			$384,772	$2,455,676
Preferred Stocks
Citation Corp.	5/24/05	2,496	$1,996,800	$2,391,168
Hayes Lemmerz International	6/04/03	445	22,250	12,573
Key Plastics, LLC, Series A	4/26/01	217	217,432	210,039
			$2,236,482	$2,613,780
Warrants
Gentek, Inc., Class B	11/11/03	130	$0	$393
Gentek, Inc., Class C	11/11/03	63	0	224
			$—	$617

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Advisers Senior Floating Rate

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer
Date:	October 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer
Date:	October 26, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 26, 2005